Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
☑
Grant Practices. The Company generally grants annual equity awards in the first quarter of each year, following approval by the Compensation Committee. The Compensation Committee and the Board do not take into account material non-public information when determining the timing or terms of equity awards or executive compensation. In 2024, we did not grant stock options, stock appreciation rights, or similar option-like awards to our NEOs.

Award Timing Method	The Company generally grants annual equity awards in the first quarter of each year, following approval by the Compensation Committee.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee and the Board do not take into account material non-public information when determining the timing or terms of equity awards or executive compensation. In 2024, we did not grant stock options, stock appreciation rights, or similar option-like awards to our NEOs.
MNPI Disclosure Timed for Compensation Value	false